VANGUARD STAR(TM)FUND

ANNUAL REPORT

OCTOBER 31, 2001

BALANCED

                                                    [THE VANGUARD GROUP(R) LOGO]

PERSPECTIVE

Maintaining a long-term investment perspective isn't easy. Perhaps that's why it has proven to be so rewarding.

     With  news,   information,   and  opinion  constantly  bombarding  us,  the
temptation to buy or sell--to do something--is powerful. Yet such activity is often counterproductive. Emotions can lead us to big mistakes, like jumping into a hot investment we know little about or selling a sound long-term holding when it sags for a while.

     The actions we recommend are quite simple.

     First, take the time to decide on a mix of stocks, bonds, and cash investments that makes sense for you. Take into account your investment time horizon, your goals, and your ability and willingness to ride out market fluctuations. Write this mix down--it's your investment plan.

     Second, use low-cost, widely diversified mutual funds to carry out your asset allocation.

     Third, stick with your plan, unless there's a major change in your time horizon, goals, or financial situation. Don't "play the market"--and if you feel you must, don't risk more than a tiny percentage of your assets.

     Finally, if market news, the opinions of "experts," or the hope of a big score tempts you to act, consult your plan. It may help you keep a long-term perspective.



--------------------------------------------------------------------------------
CONTENTS
Letter from the Chairman                                    1
Fund Profile                                                6
Glossary of Investment Terms                                7
Performance Summary                                         8
Your Fund's After-Tax Returns                               9
Financial Statements                                       10


SUMMARY
* Vanguard STAR Fund returned -4.5% during the ten months ended October 31, 2001, outpacing its comparative benchmarks.
* Through its balanced strategy, the fund exemplifies policies that are key to long-term investment success.
* The fund's fiscal year-end has moved from December 31 to October 31. The shift has no effect on the fund's objectives or policies.
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN
                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]

FELLOW SHAREHOLDER,
During the past ten months, vanguard star fund provided some shelter from the storm-tossed stock market. The fund returned -4.5%--a disappointing result in absolute terms, but a commendable performance relative to its benchmarks. The Composite Fund Average, a hypothetical portfolio of mutual fund categories weighted in accordance with STAR FUND'S ASSET ALLOCATION, returned -10.7%. The STAR Composite Index, a mix of stock, bond, and "cash" benchmarks with weightings similar to those of the fund, returned -9.1%.

     The table below presents the total returns (capital change plus reinvested dividends) for the STAR Fund, the Composite Fund Average, and the STAR Composite Index. We also present the total returns of the index's components. As we noted in our semiannual report to you, the fund's fiscal year-end has moved from December 31 to October 31. As a result, this report covers a shortened fiscal year--the ten months ended October 31, 2001. In the future, you will receive a semiannual report covering the six months from October 31 through April 30, and an annual report covering the twelve months through October.

--------------------------------------------------------------------------------
2001 TOTAL RETURNS                                              TEN MONTHS ENDED
                                                                      OCTOBER 31
--------------------------------------------------------------------------------
VANGUARD STAR FUND                                                   -4.5%
Composite Fund Average*                                             -10.7
STAR Composite Index*                                                -9.1
--------------------------------------------------------------------------------
Wilshire 5000 Index                                                 -18.8%
Lehman Brothers Aggregate Bond Index                                 10.7
Salomon Smith Barney 3-Month U.S. Treasury Bill Index                 3.7
--------------------------------------------------------------------------------
*The STAR Composite Index is weighted 62.5% Wilshire 5000 Index, 25% Lehman Aggregate Bond Index, and 12.5% Salomon Smith Barney 3-Month Treasury Index. The Composite Fund Average, which is derived from data provided by Lipper Inc., is similarly weighted using the average general equity fund, average fixed income fund, and average money market fund, respectively.

     STAR Fund's total return is based on a decrease in net asset value from $17.81 per share on December 31, 2000, to $15.92 per share on October 31, 2001, and is adjusted for dividends totaling $0.26 per share and a distribution of net realized capital gains of $0.85 per share.

     If you own Vanguard STAR Fund in a taxable account, you may wish to review our report on the fund's after-tax returns on page 9.

ECONOMIC OVERVIEW
The U.S. economy had slowed markedly even before the terrorist attacks of September 11. The economic reports that arrived over the ensuing month and a half indicated that the reaction to the attacks had pushed the economy over the brink: Output of goods and services fell, unemployment soared, and consumer spending--which had been propping up the economy's growth--waned.

     The nation's gross domestic product, adjusted for inflation, fell at an estimated annual rate of -0.4% during the third quarter of 2001, a period that included the first few weeks after the attacks but did not reflect their full impact. It was the first quarterly decline in GDP in more than eight years. Corporate profits plunged, as many companies saw their revenues fall even while expenses were rising. Many companies responded by laying off employees.

     The unemployment rate climbed to 5.4% in October--the highest level in almost five years. The job losses spread beyond manufacturing to the service sector. Travel-related industries were hit especially hard. Consumer spending declined sharply after the attacks. For much of the past year, consumers' willingness to open their pocketbooks had offset the steep declines in business spending that were curbing economic growth. Companies especially cut spending on high-tech equipment and software. Heavy spending on such products had helped to fuel the economic boom and bull market of the late 1990s.

--------------------------------------------------------------------------------
Spending by U.S. consumers, which had been helping to fend off a recession, dropped sharply in September.
--------------------------------------------------------------------------------

     In light of the worsening economic picture, the Federal Reserve Board accelerated its campaign to bolster the economy by reducing interest rates. The Fed cut its target for the federal funds rate--the rate at which banks make overnight loans to each other--three times after September 11 (including a 50-basis-point cut on November 6, just after your fund's fiscal year-end). In doing so, the Fed reached several milestones: the lowest fed funds rate in four decades (2.00%); the biggest total rate reduction in a calendar year (450 basis points, or 4.50 percentage points); and the most rate cuts in a year (ten), matching the total for 1991.

     Central banks abroad also cut interest rates. Like the Fed, most of them saw recession, not inflation, as the major threat. Japan, in fact, seemed mired in its fourth recession in a decade. (Its financial markets as well as its economy were in the doldrums: Tokyo's Nikkei 225 stock index fell near an 18-year low in mid-September.) With U.S. demand for imports down, economies elsewhere were affected, and trade slowed to the point that the World Bank said in late October that there was a potential for a global recession.

FINANCIAL MARKETS IN REVIEW
The events of September 11 closed U.S. stock markets for four days, their longest interruption since World War I. When the markets reopened, stocks plunged, with broad indexes coming close to three-year lows on September 21. The picture brightened a bit after that, and by October 31 stocks had mostly recovered to their pre-attack levels. But the last-minute surge was not enough to offset months of steep declines during the fiscal year. For the 12 months, the Wilshire 5000 Total Market Index, the broadest gauge of U.S. equities, returned -25.6%.

     The story was much the same in overseas markets. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index returned -24.9% in U.S. dollars, doing only slightly better than the overall U.S. market. The EAFE result would have been somewhat higher except for a modest strengthening in the dollar, which diminished returns from foreign securities for U.S. investors. Most currencies fell in value relative to the dollar over the 12 months. A few currencies--most notably the euro, which rose about 8%--gained versus the dollar.

     In both U.S. and international markets, value stocks--those with comparatively low prices relative to earnings and other measures--held up better than growth stocks for the 12 months, although both groups generated losses.

--------------------------------------------------------------------------------
MARKET BAROMETER
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                  PERIODS ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------
                                                 ONE        THREE         FIVE
                                                YEAR        YEARS        YEARS
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                     -24.9%         0.0%        10.0%
Russell 2000 Index (Small-caps)                -12.7          5.6          6.1
Wilshire 5000 Index (Entire market)            -25.6          0.4          8.8
MSCI EAFE Index (International)                -24.9         -3.6          0.6
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)     14.6%         7.3%         8.0%
Lehman 10 Year Municipal Bond Index             10.2          5.6          6.8
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                        4.8          5.0          5.1
================================================================================
CPI
Consumer Price Index                             2.1%         2.7%         2.3%
================================================================================

     Growth stocks, particularly technology shares, had some strong interim rallies, including one during the last weeks of the fiscal year. But the overall trend was down. The tech-heavy Nasdaq Composite Index posted a dismal 12-month return of -49.3%.

     Falling stock prices, the floundering economy, and the Fed's rate cuts boosted bonds during the 12 months. Rising prices led to a stellar 14.6% return for the Lehman Aggregate Bond Index, a broad barometer of the taxable U.S. bond market. Long-term bonds got a further boost when the Treasury Department announced on the final day of the fiscal year that it would no longer issue 30-year bonds, once considered bellwethers for the U.S. bond market.

     During the 12 months,  bond yields,  which move in the  opposite  direction from the bonds' prices, fell across the maturity spectrum. Yields for shorter-term securities declined most. The yield of the 30-year Treasury bond fell 92 basis points (0.92 percentage point) to 4.87%. The yield of the 10-year Treasury note fell 153 basis points to 4.23%. In contrast, the yield of the 3-month Treasury bill, which follows the Fed's interest rate moves with a slight lag, plunged 437 basis points to 2.01%.

FISCAL 2001 PERFORMANCE OVERVIEW
Although any loss is disappointing, Vanguard STAR Fund produced a strong showing in relative terms with its return of -4.5% for the ten-month period.

     Amid the stock market's unsettling volatility over the past ten months, a balanced portfolio of stock and bond investments offered valuable protection. As stocks tumbled, STAR Fund's 40% allocation to fixed income funds generated strong returns, moderating the losses. The fund's fixed income holdings posted returns ranging from 8.9% to 13.5%-- terrific results in both absolute terms and relative to competing fixed income funds.

--------------------------------------------------------------------------------
                                                                  TOTAL RETURNS
                                 PERCENTAGE OF                 TEN MONTHS ENDED
VANGUARD FUND                      STAR ASSETS                 OCTOBER 31, 2001
--------------------------------------------------------------------------------
STOCK FUNDS
Windsor II                            25.8%                          -9.1%
Windsor                               14.3                           -6.0
Explorer                               4.4                          -13.6
Morgan Growth                          4.4                          -22.5
U.S. Growth                            4.3                          -38.5
PRIMECAP                               4.2                          -23.9
International Growth                   1.6                          -25.4
International Value                    1.6                          -20.9
--------------------------------------------------------------------------------
BOND FUNDS
Long-Term Corporate                   13.5%                          13.5%
GNMA                                  13.1                            9.4
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
Short-Term Corporate                  12.8%                           8.9%
--------------------------------------------------------------------------------
COMBINED                             100.0%                          -4.5%
--------------------------------------------------------------------------------

     Although each of STAR's stock funds registered a loss, diversification and a tilt toward value stocks kept the fund's equity returns ahead of the broad market's result. Growth-oriented funds, such as Vanguard U.S. Growth and PRIMECAP Funds, sustained heavy losses. The U.S. Growth Fund struggled mightily as a number of its Internet and networking stocks collapsed. The PRIMECAP Fund fared better, but was hurt by big losses on several technology and airline stocks.

     Fortunately, growth-oriented investments accounted for only about 17% of your fund's assets. STAR held the bulk of its equity assets in Vanguard Windsor and Windsor II Funds--value-oriented funds that declined far less than the broad stock market and even most value-oriented rivals. These funds found refuge in financial services firms, industrial stocks, and service companies, including retailers that finished the ten-month period with modest positive returns or small losses. It should be noted, of course, that a tilt toward value stocks can work against your fund, as it did in the late 1990s, when growth stocks soared.

     The  fund  has  expanded  its   diversification   this  year  by  including
international investments, although the move is gradual and it will be some time before STAR reaches a significant position in international stock funds.

LONG-TERM PERFORMANCE OVERVIEW
During the past decade, which included a powerful bull market followed by a vicious bear market, STAR's policies of balance and diversification delivered outstanding results. The table on page 5 shows the total returns of the STAR Fund and its comparative standards for the ten years through October 31, 2001. It also shows the growth of a theoretical $10,000 investment in the fund and its benchmarks.

     Over the past ten years, the STAR Fund has posted an average annual return of 11.4%, handily outpacing its comparative standards. In fact, STAR's return has been competitive with that of the all-stock--and thus much more volatile--Wilshire 5000 Index. This is notable because, all else being equal, a riskier investment should provide a higher return. Also, unlike the index, the fund must contend with real-world operating and transaction costs. As a theoretical construct, the index is unburdened by costs.

     Although the STAR Fund has no expenses of its own, shareholders incur a portion of the expenses of the underlying funds. During the past ten months, STAR's effective expense ratio (operating costs as a percentage of average net assets) was 0.37%, or $3.70 for every $1,000 of assets invested, on an annualized basis. The average competitor, by contrast, charges more than three times as much--1.26% of assets, or $12.60 for every $1,000 invested. Over the long run, STAR's low costs have been--and will continue to be--a source of competitive strength.

--------------------------------------------------------------------------------
TOTAL RETURNS                                                    TEN YEARS ENDED
                                                                OCTOBER 31, 2001
                                  ----------------------------------------------
                                  AVERAGE                         FINAL VALUE OF
                                   ANNUAL                              A $10,000
                                   RETURN                     INITIAL INVESTMENT
--------------------------------------------------------------------------------
VANGUARD STAR FUND                  11.4%                           $29,415
Composite Fund Average               9.1                             23,946
STAR Composite Index                10.3                             26,667
Wilshire 5000 Index                 12.0                             30,999
--------------------------------------------------------------------------------

     That said, it would be unreasonable to expect STAR's returns in the next decade to approach those of the past decade. Despite the severe bear market, stock prices are not low by historical standards. And bonds, which have delivered extraordinary returns through a combination of income and price appreciation, will start the new fiscal year with very modest yields. On October 31, 2001, the yield of the 10-year U.S. Treasury note was 4.23%. A decade earlier, it was 7.53%.


IN SUMMARY
At Vanguard, we believe that you should maintain a portfolio that includes broadly diversified stock and fixed income funds, with your allocations to each determined by your time horizon, financial circumstances, and tolerance for risk. It's also important to keep your investment costs low, which will allow these principles to work on your behalf with minimal friction.

     Vanguard STAR Fund embodies our philosophy by providing--in a single fund investment--balance, diversification, and attention to costs. The wisdom of this approach has been shown by the fund's relative strength in a difficult year, together with its outstanding long-term performance in more favorable climates.

     Indeed, we believe that the philosophy exemplified by STAR is appropriate for all seasons. We thank you for entrusting your hard-earned dollars to us.


Sincerely,

/s/John J. Brennan

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                                                                November 8, 2001

FUND PROFILE                                              AS OF OCTOBER 31, 2001
 FOR STAR FUND

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 7.

--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
 Yield                                 3.4%
 Expense Ratio                           0%
 Average Weighted Expense Ratio*      0.37%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS
  MARKET CAP - LARGE
  STYLE - VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                      FUND       WILSHIRE 5000
--------------------------------------------------------------------------------
R-Squared             0.72            1.00
Beta                  0.45            1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS
 AVERAGE MATURITY - MEDIUM
 CREDIT QUALITY - INVESTMENT-GRADE CORPORATE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS
STOCK FUNDS
  Windsor II                            25.8%
  Windsor                               14.3
  Explorer                               4.4
  Morgan Growth                          4.4
  U.S. Growth                            4.3
  PRIMECAP                               4.2
  International Growth                   1.6
  International Value                    1.6
BOND FUNDS
  Long-Term Corporate                   13.5
  GNMA                                  13.1
SHORT-TERM INVESTMENTS
  Short-Term Corporate                  12.8
--------------------------------------------------------------------------------
TOTAL                                  100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND ASSET ALLOCATION         [PIE CHART]
Short-Term Invesments  13%
Stocks                 60%
Bonds                  27%
--------------------------------------------------------------------------------

                                                             [PHOTO OF COMPUTER]
                                                               VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

*For underlying funds; annualized.

GLOSSARY OF INVESTMENT TERMS

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2001
 FOR STAR FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. Note that, except for the final table on the page, average annual returns are based on the fund's new fiscal year-end.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1991-OCTOBER 31, 2001

                                                   INITIAL INVESTMENT OF $10,000

                    STAR FUND           STAR COMPOSITE INDEX   COMPOSITE FUND AVERAGE   WILSHIRE 5000 INDEX
-----------------------------------------------------------------------------------------------------------
199110               10000                   10000                   10000                  10000
199201               10400                   10553                   10160                  10653
199204               10629                   10493                   10102                  10673
199207               11054                   10704                   10305                  10945
199210               11071                   10814                   10412                  10974
199301               11726                   11488                   11061                  11775
199304               11914                   11524                   11095                  11792
199307               12312                   11894                   11452                  12216
199310               12785                   12472                   12007                  12925
199401               13108                   12814                   12337                  13352
199404               12517                   12229                   11774                  12581
199407               12767                   12218                   11763                  12731
199410               12971                   12584                   12115                  13249
199501               13031                   12483                   12019                  13215
199504               14041                   13299                   12803                  14454
199507               15020                   14418                   13882                  16055
199510               15586                   14717                   14170                  16661
199601               16713                   15476                   14900                  18124
199604               17203                   16157                   15555                  19103
199607               16991                   15711                   15126                  18414
199610               18298                   16818                   16192                  20294
199701               19649                   17839                   17175                  22540
199704               19685                   17481                   16830                  22472
199707               22305                   19978                   19234                  27105
199710               22318                   20094                   19346                  26705
199801               23076                   20506                   19742                  28242
199804               25264                   22262                   21433                  32192
199807               24755                   21707                   20898                  31723
199810               24378                   20983                   20201                  30655
199901               26278                   23162                   22300                  35945
199904               27605                   23713                   22830                  37704
199907               27331                   24058                   23162                  37544
199910               26980                   24272                   23368                  38525
200001               27049                   25829                   24867                  41061
200004               28628                   27019                   26013                  42157
200007               28969                   27196                   25917                  41613
200010               30342                   27661                   26361                  41648
200101               31516                   27438                   26148                  39616
200104               31151                   26133                   24905                  36200
200107               31225                   25825                   24611                  35353
200110               29415                   26667                   23946                  30999
-----------------------------------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                        PERIODS ENDED OCTOBER 31, 2001
                       -------------------------------              FINAL VALUE
                           ONE         FIVE        TEN             OF A $10,000
                          YEAR        YEARS      YEARS               INVESTMENT
--------------------------------------------------------------------------------
STAR FUND                -3.06%       9.96%     11.39%                $29,415
Composite Fund Average* -13.43        7.32       9.12                  23,946
STAR Composite Index**  -12.91        8.64      10.31                  26,667
Wilshire 5000 Index     -25.57        8.84      11.98                  30,999
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) OCTOBER 31, 1991-OCTOBER 31, 2001
--------------------------------------------------------------------------------
                                STAR FUND                          COMPOSITE*
--------------------------------------------------------------------------------
FISCAL             CAPITAL        INCOME          TOTAL                TOTAL
YEAR                RETURN        RETURN         RETURN               RETURN
--------------------------------------------------------------------------------
1992                 5.4%          5.3%           10.7%                  8.1%
1993                11.1           4.4            15.5                  15.3
1994                -2.0           3.5             1.5                   0.9
1995                15.7           4.5            20.2                  17.0
1996                13.1           4.3            17.4                  14.3
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                STAR FUND                          COMPOSITE*
--------------------------------------------------------------------------------
FISCAL             CAPITAL        INCOME          TOTAL                TOTAL
YEAR                RETURN        RETURN         RETURN               RETURN
--------------------------------------------------------------------------------
1997                17.9%          4.1%           22.0%                 19.5%
1998                 5.8           3.4             9.2                   4.4
1999                 7.3           3.4            10.7                  15.7
2000                 8.6           3.9            12.5                  14.0
2001                -6.4           3.3            -3.1                 -13.4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                FOR PERIODS ENDED SEPTEMBER 30, 2001

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                              ONE        FIVE                     TEN YEARS
           INCEPTION DATE    YEAR       YEARS      CAPITAL   INCOME       TOTAL
--------------------------------------------------------------------------------
STAR Fund    3/29/1985     -4.64%      10.00%        7.31%    3.98%      11.29%
--------------------------------------------------------------------------------

*62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund; derived from data provided by Lipper Inc.
**62.5% Wilshire 5000 index, 25% Lehman Aggregate Bond Index, and 12.5% Salomon Smith Barney 3-Month Treasury Index.
Note: See Financial Highlights table on page 14 for dividend and capital gains information for the past five years.

YOUR FUND'S AFTER-TAX RETURNS
This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS

                                            PERIODS ENDED OCTOBER 31, 2001
                                            ONE YEAR    FIVE YEARS    TEN YEARS
                                    --------------------------------------------
STAR FUND
Returns Before Taxes                         -3.06%       9.96%         11.39%
Returns After Taxes on Distributions         -6.16        6.71           8.55
Returns After Taxes on Distributions
  and Sale of Fund Shares                    -0.40        6.95           8.29
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

OCTOBER 31, 2001
STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
STAR FUND                                               SHARES            (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (60.5%)
Vanguard Windsor II Fund Investor Shares            82,782,229       $2,028,165
Vanguard Windsor Fund                               78,405,525        1,118,847
Vanguard Explorer Fund                               6,678,913          346,702
Vanguard Morgan Growth Fund Investor Shares         25,893,315          341,533
Vanguard U.S. Growth Fund Investor Shares           19,930,905          338,825
Vanguard PRIMECAP Fund                               7,265,792          331,538
Vanguard International Growth
 Fund Investor Shares                                8,824,312          124,246
Vanguard International Value Fund                    5,916,719          121,707
                                                                      ----------
                                                                      4,751,563
                                                                      ----------
BOND FUNDS (26.6%)
Vanguard Long-Term Corporate Fund
 Investor Shares                                   116,340,477        1,057,535
Vanguard GNMA Fund Investor Shares                  96,550,868        1,026,336
                                                                      ----------
                                                                      2,083,871
                                                                      ----------
SHORT-TERM INVESTMENTS (12.7%)
Vanguard Short-Term Corporate Fund
 Investor Shares                                    90,953,056        1,000,484
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $6,991,384)                                                    7,835,918
--------------------------------------------------------------------------------

                                                                           FACE
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
 2.60%, 11/1/2001
 (Cost $19,073)                                        $19,073           19,073
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
 (Cost $7,010,457)                                                    7,854,991
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         MARKET
                                                                         VALUE*
                                                                          (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets                                                             17,990
Liabilities                                                             (22,520)
                                                              ------------------
                                                                         (4,530)
                                                              ------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
================================================================================
Applicable to 493,123,228 outstanding
 $.001 par value shares of
 beneficial interest (unlimited authorization)                       $7,850,461
================================================================================
NET ASSET VALUE PER SHARE                                                $15.92
================================================================================
*See Note A in Notes to Financial Statements.



--------------------------------------------------------------------------------
AT OCTOBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                        AMOUNT              PER
                                                         (000)            SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                     $6,934,276           $14.06
Undistributed Net Investment Income                     72,877              .15
Overdistributed Net Realized Gains                      (1,226)              --
Unrealized Appreciation--Note D                        844,534             1.71
--------------------------------------------------------------------------------
NET ASSETS                                          $7,850,461           $15.92
================================================================================

STATEMENT OF OPERATIONS
This Statement shows the fund's Income Distributions Received from the other Vanguard funds in which it invests and any other income earned during the two most recent reporting periods. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the periods.

--------------------------------------------------------------------------------
                                                          STAR FUND
--------------------------------------------------------------------------------
                                              JAN. 1 TO             YEAR ENDED
                                          OCT. 31, 2001          DEC. 31, 2000
                                                  (000)                  (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Income Distributions Received                $ 196,954              $ 279,942
 Interest                                           726                    623
--------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B                   197,680                280,565
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Capital Gain Distributions Received              3,776                461,471
 Investment Securities Sold                        (639)               213,712
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                          3,137                675,183
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENT SECURITIES                  (574,742)              (143,321)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM OPERATIONS        $(373,925)              $812,427
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how the fund's total net assets changed during the three most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

--------------------------------------------------------------------------------
                                                             STAR FUND
                                                         YEAR ENDED DECEMBER 31,
                                          JAN. 1 TO      -----------------------
                                      OCT. 31, 2001        2000        1999
                                              (000)        (000)       (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                    $ 197,680   $ 280,565   $ 259,639
 Realized Net Gain (Loss)                     3,137     675,183     584,564
 Change in Unrealized Appreciation
  (Depreciation)                           (574,742)   (143,321)   (286,418)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                 (373,925)    812,427     557,785
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                     (126,226)   (276,755)   (263,052)
 Realized Capital Gain                     (391,623)   (699,160)   (172,087)
--------------------------------------------------------------------------------
  Total Distributions                      (517,849)   (975,915)   (435,139)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
Issued                                      729,966     539,595     716,147
Issued in Lieu of
  Cash Distributions                        505,292     950,873     422,889
Redeemed                                   (611,784) (1,295,288) (1,257,239)
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions               623,474     195,180    (118,203)
--------------------------------------------------------------------------------
Total Increase (Decrease)                  (268,300)     31,692       4,443
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                       8,118,761   8,087,069   8,082,626
--------------------------------------------------------------------------------
End of Period                            $7,850,461  $8,118,761  $8,087,069
================================================================================
1Shares Issued (Redeemed)
Issued                                       42,913      29,873      38,659
Issued in Lieu of Cash Distributions         30,921      53,739      23,452
Redeemed                                    (36,447)    (71,958)    (68,056)
--------------------------------------------------------------------------------
Net Increase (Decrease) in
 Shares Outstanding                          37,387      11,654      (5,945)
================================================================================

FINANCIAL HIGHLIGHTS
This table summarizes the fund's investment results and distributions to shareholders on a per-share basis. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gains distributions representing the "pass-through" of capital gains distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

-------------------------------------------------------------------------------------------------------
                                                                          STAR FUND
                                                                   YEAR ENDED DECEMBER 31,
                                               --------------------------------------------------------
FOR A SHARE OUTSTANDING                   JAN. 1 TO
THROUGHOUT EACH PERIOD                OCT. 31, 2001          2000     1999     1998     1997      1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $17.81        $18.21   $17.96   $17.38   $15.86    $15.03
-------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .41           .65      .60      .58      .60       .58
 Capital Gain Distributions Received             --          1.07     1.13      .86     1.06       .63
 Net Realized and Unrealized Gain (Loss)
  on Investments                              (1.19)          .17     (.47)     .70     1.65      1.19
-------------------------------------------------------------------------------------------------------
  Total from Investment Operations             (.78)         1.89     1.26     2.14     3.31      2.40
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.26)         (.64)    (.61)    (.58)    (.59)     (.59)
 Distributions from Realized Capital  Gains    (.85)        (1.65)    (.40)    (.98)   (1.20)     (.98)
 -------------------------------------------------------------------------------------------------------
  Total Distributions                         (1.11)        (2.29)   (1.01)   (1.56)   (1.79)    (1.57)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $15.92        $17.81   $18.21   $17.96   $17.38    $15.86
================================================================================
TOTAL RETURN                                 -4.47%        10.96%    7.13%   12.38%   21.15%    16.11%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)         $7,850        $8,119   $8,087   $8,083   $7,355    $5,863
Ratio of Total Expenses to
  Average Net Assets--Note B                     0%            0%       0%       0%       0%        0%
Ratio of Net Investment Income to
  Average Net Assets                         2.91%*         3.57%    3.21%    3.18%    3.46%     3.71%
Portfolio Turnover Rate                          6%           17%      10%      16%      15%       18%
=======================================================================================================

*Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization value U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Effective in 2001, the fund's fiscal year-end changed from December 31 to October 31.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. VALUATION: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

2. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

4. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

5. OTHER: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The special service agreement provides that Vanguard will reimburse the fund's expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the period ended
     October 31, 2001, were reimbursed by Vanguard. The fund's trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. During the period ended October 31, 2001, the fund purchased $764,126,000 of investment securities and sold $472,658,000 of investment securities other than temporary cash investments.

D. At October 31, 2001, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $844,534,000, consisting of unrealized gains of $957,839,000 on securities that had risen in value since their purchase and $113,305,000 in unrealized losses on securities that had fallen in value since their purchase.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF VANGUARD STAR FUND:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard STAR Fund (the "Fund") at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

November 30, 2001



--------------------------------------------------------------------------------
SPECIAL 2001 TAX INFORMATION
 (UNAUDITED) FOR VANGUARD STAR FUND
This information for the fiscal period ended October 31, 2001, is included pursuant to provisions of the Internal Revenue Code.

     The fund distributed $387,016,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal period, all of which is designated as a 20% rate gain distribution.

     For corporate shareholders, 12.8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.
--------------------------------------------------------------------------------
TRUSTEES
JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS (2001) Senior Adviser to Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, BKF Capital, The Jeffrey Co., and NeuVis, Inc.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of Goodrich Corp.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm and Haas Co.; Director of AmerisourceBergen Corp., Cummins Inc., and The Mead Corp.; Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
OTHER FUND OFFICERS
R. GREGORY BARTON, Secretary; Managing Director- Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.
--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLEr, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
                                 JOHN C. BOGLE
               Founder; Chairman and Chief Executive, 1974-1996.

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP(R)
                                                            POST OFFICE BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

ABOUT OUR COVER
Our cover photograph was taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photograph is copyrighted by Mr. Kahn.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their respective owners.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

                                                (C)2001 The Vanguard Group, Inc.

                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     Q560 122001

VANGUARD LIFESTRATEGY(R)FUNDS

ANNUAL REPORT

OCTOBER 31, 2001

BALANCED

VANGUARD LIFESTRATEGY INCOME FUND
VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND
VANGUARD LIFESTRATEGY MODERATE GROWTH FUND
VANGUARD LIFESTRATEGY GROWTH FUND

                                                     [THE VANGUARD GROUP(R)LOGO]

PERSPECTIVE

Maintaining a long-term investment perspective isn't easy. Perhaps that's why it has proven to be so rewarding.

     With  news,   information,   and  opinion  constantly  bombarding  us,  the
temptation to buy or sell--to do something--is powerful. Yet such activity is often counterproductive. Emotions can lead us to big mistakes, like jumping into a hot investment we know little about or selling a sound long-term holding when it sags for a while.

     The actions we recommend are quite simple.

     First, take the time to decide on a mix of stocks, bonds, and cash investments that makes sense for you. Take into account your investment time horizon, your goals, and your ability and willingness to ride out market fluctuations. Write this mix down--it's your investment plan.

     Second, use low-cost, widely diversified mutual funds to carry out your asset allocation.

     Third, stick with your plan, unless there's a major change in your time horizon, goals, or financial situation. Don't "play the market"--and if you feel you must, don't risk more than a tiny percentage of your assets.

     Finally, if market news, the opinions of "experts," or the hope of a big score tempts you to act, consult your plan. It may help you keep a long-term perspective.

--------------------------------------------------------------------------------
CONTENTS
Letter from the Chairman                                      1
Fund Profiles                                                 8
Glossary of Investment Terms                                 12
Performance Summaries                                        13
Your Fund's After-Tax Returns                                17
Financial Statements                                         18
Advantages of Vanguard.com                                   35


SUMMARY
* The returns of the Vanguard LifeStrategy Funds ranged from 3.4% to -14.4% during the ten months ended October 31, 2001.
* Stock prices declined during the funds' abbreviated fiscal year, but bonds posted excellent results.
* This report covers only a ten-month period because the funds' fiscal year-end has changed from December 31 to October 31. The shift does not affect the funds' objectives or policies.
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN
                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]

FELLOW SHAREHOLDER,

The VANGUARD LIFESTRATEGY FUNDS provided returns ranging from 3.4% for the Income Fund to -14.4% for the Growth Fund during the ten months ended October 31, 2001--a period marked by deteriorating economic conditions, falling stock prices, rising bond prices, and the worst terrorist attacks in U.S. history.

     As we noted in our semiannual report to you four months ago, the funds' fiscal year-end has moved from December 31 to October 31. As a result, this report covers just the ten months elapsed since last December. In the future, you will receive a semiannual report covering the six months through April and an annual report covering the 12 months through October.

     The table at left presents the total return (capital change plus reinvested dividends) for each fund during our abbreviated fiscal year. It also shows the results for the funds' unmanaged benchmarks--composites made up of indexes that are weighted to reflect the target asset allocation of each fund. To state the obvious, the larger the fund's investment in stocks, the worse it did during the ten-month period.

--------------------------------------------------------------------------------
2001 TOTAL RETURNS                                              TEN MONTHS ENDED
                                                                      OCTOBER 31
--------------------------------------------------------------------------------
LIFESTRATEGY INCOME FUND                                                3.4%
Income Composite Average*                                               0.5
Income Composite Index**                                                3.0
--------------------------------------------------------------------------------
LifeStrategy Conservative Growth Fund                                  -2.6%
Conservative Growth Composite Average*                                 -5.3
Conservative Growth Composite Index**                                  -3.4
--------------------------------------------------------------------------------
LIFESTRATEGY MODERATE GROWTH FUND                                      -8.5%
Moderate Growth Composite Average*                                    -10.3
Moderate Growth Composite Index**                                      -8.3
--------------------------------------------------------------------------------
LIFESTRATEGY GROWTH FUND                                              -14.4%
Growth Composite Average*                                             -15.8
Growth Composite Index**                                              -14.2
--------------------------------------------------------------------------------
*Each average is a blended composite that weights the returns of the average comparable mutual fund for each asset class proportionately with the target weighting of the appropriate LifeStrategy fund. All average returns for the funds are derived from data provided by Lipper Inc.
**Total returns for the composite indexes are derived by applying the fund's target allocations to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index, for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for short-term investments, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.

     On page 7, in the table that follows this letter, you'll find detailed per-share figures for each fund, including its net asset value at the beginning and end of the fiscal period, the income dividends and capital gains distributions it paid during the period, and its annualized yield as of October 31.

     If you own the LifeStrategy Funds in a taxable account, please see page 17 for a review of each fund's after-tax returns.

ECONOMIC OVERVIEW
The U.S. economy had slowed markedly even before the terrorist attacks of September 11. The economic reports that arrived over the ensuing month and a half indicated that the reaction to the attacks had pushed the economy into recession: Output of goods and services fell, unemployment soared, and consumer spending--which had been propping up the economy's growth--waned.

     The nation's gross domestic product, adjusted for inflation, fell at an annual rate of -1.1% during the third quarter of 2001, a period that included the first few weeks after the attacks but did not reflect their full impact. It was the first quarterly decline in GDP in more than eight years. Corporate profits plunged, as numerous companies saw their revenues fall even while expenses were rising. Many companies responded by laying off employees.

--------------------------------------------------------------------------------
MARKET BAROMETER
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                  PERIODS ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------
                                                 ONE        THREE         FIVE
                                                YEAR        YEARS        YEARS
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                     -24.9%         0.0%        10.0%
Russell 2000 Index (Small-caps)                -12.7          5.6          6.1
Wilshire 5000 Index (Entire market)            -25.6          0.4          8.8
MSCI EAFE Index (International)                -24.9         -3.6          0.6
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)     14.6%         7.3%         8.0%
Lehman 10 Year Municipal Bond Index             10.2          5.6          6.8
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                        4.8          5.0          5.1
================================================================================
CPI
Consumer Price Index                             2.1%         2.7%         2.3%
================================================================================

     The unemployment rate climbed to 5.4% in October--the highest level in almost five years. The job losses spread beyond manufacturing to the service sector. Travel-related industries were hit especially hard.

     Consumer spending, which accounts for two-thirds of U.S. economic activity, declined sharply after the attacks. For much of the past year, consumers' willingness to open their pocketbooks had offset the steep declines in business spending that were curbing economic growth. Companies especially cut spending on high-tech equipment and software. Heavy spending on such products had helped to fuel the economic boom and bull market of the late 1990s.

     In light of the worsening economic picture and the terrorist attacks, the Federal Reserve Board accelerated its campaign to bolster the economy by reducing interest rates. The Fed cut its target for the federal funds rate--the rate at which banks make overnight loans to each other--three times after September 11 (including a 50-basis-point cut on November 6, a few days after your fund's fiscal year-end). In doing so, the Fed reached several milestones: the lowest federal funds rate in four decades (2.00%); the biggest total rate reduction in a calendar year (450 basis points, or 4.50 percentage points); and the highest number of rate cuts in a year (ten), matching the total for 1991.

Central banks abroad also cut short-term interest rates. Like the Fed, most of them saw recession, not inflation, as the major threat. Trade decelerated to the point that the World Bank said in late October that there was a potential for a global recession.

FINANCIAL MARKETS IN REVIEW
The events of September 11 closed U.S. stock markets for four days, their longest interruption since World War I. When the markets reopened, stocks plunged, with broad indexes coming close to three-year lows on September 21. The picture brightened a bit after that, and by October 31 stocks had mostly recovered to their pre-attack levels. But the last-minute surge was not enough to offset months of steep declines during the fiscal year. For the ten months, the Wilshire 5000 Total Market Index, the broadest gauge of U.S. equities, returned -18.8%.

     The story was much the same in overseas markets. The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index returned -24.7% in U.S. dollars. The EAFE result would have been somewhat higher except for a modest strengthening of the dollar, which diminished returns from foreign securities for U.S. investors.

     In both U.S. and international markets, value stocks--those with comparatively low prices relative to earnings and other measures--held up better than growth stocks for the ten months, although both groups generated losses.

     Growth stocks, particularly technology shares, had some strong interim rallies, including one during the last weeks of the fiscal year. But the overall trend was down. The tech-heavy Nasdaq Composite Index posted a dismal ten-month return of -31.0%. Over the year ended October 31, the Nasdaq declined -49.3%.

--------------------------------------------------------------------------------
Falling stock values, the floundering economy, and the Fed's rate cuts helped taxable, investment-grade bonds to deliver a stellar 10.7% return during the 10 months.
--------------------------------------------------------------------------------

     The floundering economy and the Fed's rate cuts boosted bonds during the fiscal period. Rising prices led to a stellar 10.7% return for the Lehman Brothers Aggregate Bond Index, a broad barometer of the taxable U.S. bond market. Long-term bonds got a further boost when the Treasury Department announced on the final day of the fiscal year that it would no longer issue 30-year bonds, once considered bellwethers for the U.S. bond market.

     During the ten months, bond yields, which move in the opposite direction from the bonds' prices, fell across the maturity spectrum. Yields for shorter-term securities declined most. The yield of the 30-year Treasury bond fell 59 basis points (0.59 percentage point) to 4.87%. The yield of the 10-year Treasury note fell 88 basis points to 4.23%. In contrast, the yield of the 3-month Treasury bill, which follows the Fed's interest rate moves with a slight lag, plunged 389 basis points to 2.01%. It's worth noting that the decline in interest rates leaves short-term rates below the level of inflation.

FISCAL 2001 PERFORMANCE OVERVIEW
The huge difference in performance between stocks and bonds during the ten months ended October 31, 2001, was reflected in the returns of the LifeStrategy Funds. As you would expect, the fund that maintains the greatest stake in bonds, the INCOME FUND, delivered our highest total return (+3.4%). Unfortunately, it was our only positive result. The CONSERVATIVE GROWTH, MODERATE GROWTH, and GROWTH FUNDS returned -2.6%, -8.5%, and -14.4%, respectively. We thank those investors who have remained committed to the funds during these volatile times.

     The performances of the Vanguard funds in which the LifeStrategy Funds invest varied widely during the period. Vanguard TOTAL STOCK MARKET INDEX FUND, which accounts for about half of the assets of the LifeStrategy Growth Fund, returned -18.7%. VANGUARD TOTAL BOND MARKET INDEX FUND, which accounts for about half of the assets of the LifeStrategy Income Fund, delivered the strongest result (+10.5%) of any of the Life Strategy Funds' holdings. The yield of the Total Bond Market Index Fund as of October 31 was 5.41%, well below its level of 6.67% on December 31, 2000.

     VANGUARD SHORT-TERM CORPORATE FUND returned 8.9%. The net asset value of the Short-Term Corporate Fund, which accounts for roughly one-fifth of the assets of the Income and Conservative Growth Funds, got a boost during the period from falling short-term interest rates, which drove bond prices higher. It's important to recognize, however, that income--not price changes--accounts for the majority of bond funds' returns over the long run. And the Short-Term Corporate Fund now offers less income, as market interest rates have fallen. The fund's yield was 4.97% as of October 31, down from 7.09% at the end of 2000. Of course, when rates begin to rise, the fund's yield will once again move higher (but its price will fall).

---------------------------------------------------------------------------------------------------
TARGET AND ACTUAL ASSET ALLOCATIONS                              PERCENTAGES AS OF OCTOBER 31, 2001
                                                                                     SHORT-TERM
                                 STOCKS*                   BONDS                     INVESTMENTS
---------------------------------------------------------------------------------------------------
LIFESTRATEGY FUND            TARGET    ACTUAL          TARGET    ACTUAL         TARGET       ACTUAL
---------------------------------------------------------------------------------------------------
Income                         20%      22%             60%       58%            20%          20%
Conservative Growth            40       42              40        38             20           20
Moderate Growth                60       62              40        38              0            0
Growth                         80       82              20        18              0            0
---------------------------------------------------------------------------------------------------

*Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equal 0%, 5%, 10%, and 15% of assets, respectively.

     VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND, which accounts for about 5%, 10%, and 15% of the Conservative Growth, Moderate Growth, and

Growth Funds, respectively, had the weakest showing, returning -24.0%. Like the LifeStrategy Funds, the Total International Stock Index Fund invests in other Vanguard funds to obtain maximum diversification. None of the three international funds in which it invests proved to be a safe haven, as international stocks declined more or less in tandem with U.S. equities.

     VANGUARD ASSET ALLOCATION FUND, which accounts for about a quarter of the assets for each LifeStrategy Fund, returned -9.8% during the ten months. This was better than the performance of the Standard & Poor's 500 Index, but well short of the bond market's excellent return. These comparisons are relevant because the Asset Allocation Fund attempts to provide equity-like returns with less risk than an all-stock portfolio. In pursuing this objective, the fund shifts its assets among a portfolio of stocks designed to track the S&P 500
Index, long-term U.S. Treasury bonds, and short-term investments. Market volatility during the period led to a large number of significant changes in the adviser's projections of long-term asset-class returns, prompting eight allocation shifts. The fund started and ended the fiscal period in the same position, however, with 70% of its assets in stocks and 30% in bonds. In between, the fund's stock/bond mix ranged from 60%/40% to 90%/10%.

--------------------------------------------------------------------------------
TOTAL RETURNS                                  TEN MONTHS ENDED OCTOBER 31, 2001

                              VANGUARD         MUTUAL FUND         VANGUARD
LIFESTRATEGY FUND                 FUND            AVERAGE*        ADVANTAGE
--------------------------------------------------------------------------------
Income                             3.4%               0.5%              2.9%
Conservative Growth               -2.6               -5.3               2.7
Moderate Growth                   -8.5              -10.3               1.8
Growth                           -14.4              -15.8               1.4
--------------------------------------------------------------------------------
*Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion with the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc .

     As the table above shows, the LifeStrategy Funds recorded good results on a relative basis in fiscal 2001--each fund outpaced the composite return of its mutual fund peers by a comfortable margin. The -2.6% total return of the Conservative Growth Fund, for example, was 2.7 percentage points higher than the return that would have resulted from a portfolio weighted 40% stocks, 40% bonds, and 20% short-term investments, where the investments were made in the average mutual fund for each asset class.

     On October 31, the yield of the Income Fund stood at 5.25%.

LIFETIME PERFORMANCE OVERVIEW
We believe investors should take a long-term view of both their investment portfolios and the financial markets. Such a view acknowledges the fact that periods of declining asset prices cannot be sidestepped by investors who aim to capture the long-term rewards offered by the markets. It is also consistent with most investors' time horizons.

     As the table below shows, the average annual returns of the LifeStrategy Funds since their inception a little more than seven years ago have ranged from 10.0% to 11.0%. On an absolute basis, these are great results for balanced portfolios. (It would be foolhardy to assume, however, that we can continue to deliver such strong gains, especially with bond yields at their lowest point in years.) The funds' relative results have also been impressive--each of the funds has delivered a higher return than its comparative standards.

--------------------------------------------------------------------------------
TOTAL RETURNS SEPTEMBER 30, 1994, TO OCTOBER 31, 2001

                                         AVERAGE                  FINAL VALUE OF
                                          ANNUAL                       A $10,000
                                          RETURN              INITIAL INVESTMENT
--------------------------------------------------------------------------------
LIFESTRATEGY INCOME FUND                    10.0%                      $19,709
Income Composite Average                     7.3                        16,515
Income Composite Index                       9.0                        18,464
--------------------------------------------------------------------------------
LIFESTRATEGY CONSERVATIVE GROWTH FUND       10.4%                      $20,139
Conservative Growth Composite Average        8.0                        17,243
Conservative Growth Composite Index          9.5                        18,992
--------------------------------------------------------------------------------
LIFESTRATEGY MODERATE GROWTH FUND           10.8%                      $20,742
Moderate Growth Composite Average            8.9                        18,264
Moderate Growth Composite Index             10.5                        20,302
--------------------------------------------------------------------------------
LIFESTRATEGY GROWTH FUND                    11.0%                      $20,996
Growth Composite Average                     9.3                        18,818
Growth Composite Index                      10.7                        20,608
--------------------------------------------------------------------------------

     In part, our performance advantage reflects our lower operating expenses. LifeStrategy shareholders effectively paid 0.28 percentage point, or $2.80 per $1,000 in assets, in operating expenses for the underlying funds in fiscal 2001 (on an annualized basis). But the LifeStrategy Funds, unlike many funds of funds, do not saddle shareholders with an additional fee for bundling those underlying funds. On balance, the costs of our funds amount to no more than a quarter of those of our competitors, an advantage that works to our shareholders' advantage year in and year out.

IN SUMMARY
The sharp decline in stock prices and the rapid rise in bond prices during the past year led many investors to reconstruct their portfolios. We think this is good news. Investors who identify an imbalance in their investment programs should correct the mistakes of the past. But they should not fool themselves into thinking that they can predict when stocks--let alone certain segments of the stock market--will rise again.

     As ever, we encourage investors to focus on the big picture. Establish a sensible asset-allocation plan--one that reflects your time horizon, financial means, goals, and tolerance for fluctuations in the value of your principal. Choose low-cost investments, which deliver a greater percentage of the markets' returns to you. Then stick with your plan, no matter where the markets appear to be headed.


Sincerely,

/s/John J. Brennan

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

November 7, 2001




-------------------------------------------------------------------------------------------------------------------
FUND STATISTICS
                            NET ASSET VALUE                      TEN MONTHS ENDED
                            PER SHARE                            OCT. 31, 2001
-------------------------------------------------------------------------------------------------------------------
                                    DEC. 31,           OCT. 31,            INCOME       CAPITAL GAINS           SEC
LIFESTRATEGY FUND                       2000               2001         DIVIDENDS       DISTRIBUTIONS        YIELD*
-------------------------------------------------------------------------------------------------------------------
Income                                $13.01             $12.97             $0.45               $0.02         5.25%
Conservative Growth                    14.71              13.88              0.40                0.04         4.34
Moderate Growth                        17.25              15.52              0.22                0.06         3.48
Growth                                 19.59              16.56              0.16                0.06         2.57
-------------------------------------------------------------------------------------------------------------------

*30-day advertised yield net of expenses at month-end.

FUND PROFILE                                              AS OF OCTOBER 31, 2001
 FOR LIFESTRATEGY INCOME FUND

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 12.

--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
Yield                                              5.3%
Expense Ratio                                        0%
Average Weighted Expense Ratio*                   0.28%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS
  MARKET CAP - LARGE
  STYLE - BLEND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES

                      FUND       LEHMAN INDEX**
--------------------------------------------------------------------------------
R-Squared             0.30          1.00
Beta                  0.76          1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS
 CREDIT QUALITY - TREASURY/AGENCY
 AVERAGE MATURITY - MEDIUM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS
Vanguard Total Bond Market Index Fund                         50.2%
Vanguard Asset Allocation Fund                                25.0
Vanguard Short-Term Corporate Fund                            19.7
Vanguard Total Stock Market Index Fund                         5.1
--------------------------------------------------------------------------------
TOTAL                                                        100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND ASSET ALLOCATION
 SHORT-TERM INVESTMENTS     20%
 STOCKS                     42%
 BONDS                      38%
--------------------------------------------------------------------------------



*For underlying funds; annualized.
**Lehman Aggregate Bond Index.

FUND PROFILE                                              AS OF OCTOBER 31, 2001
 FOR LIFESTRATEGY CONSERVATIVE GROWTH FUND

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 12.

--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
 Yield                                          4.3%
 Expense Ratio                                    0%
 Average Weighted Expense Ratio*               0.28%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS
  MARKET CAP - LARGE
  STYLE -      BLEND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                      FUND      WILSHIRE 5000
--------------------------------------------------------------------------------
R-Squared             0.92          1.00
Beta                  0.38          1.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS
 CREDIT QUALITY - TREASURY/AGENCY
 AVERAGE MATURITY - MEDIUM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS
Vanguard Total Bond Market Index Fund                      30.3%
Vanguard Asset Allocation Fund                             25.0
Vanguard Total Stock Market Index Fund                     19.9
Vanguard Short-Term Corporate Fund                         19.8
Vanguard Total International Stock Index Fund               5.0
--------------------------------------------------------------------------------
Total                                                     100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND ASSET ALLOCATION
 BONDS       18%
 STOCKS      82%
--------------------------------------------------------------------------------



                                                             [PHOTO OF COMPUTER]
                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

*For underlying funds; annualized.

FUND PROFILE                                              AS OF OCTOBER 31, 2001
 FOR LIFESTRATEGY MODERATE GROWTH FUND

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 12.

--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
 Yield                                                3.5%
 Expense Ratio                                          0%
 Average Weighted Expense Ratio*                     0.28%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS
 MARKET CAP - LARGE
 STYLE        BLEND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                      FUND        WILSHIRE 5000
--------------------------------------------------------------------------------
R-Squared             0.97           1.00
Beta                  0.56           1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS
 CREDIT QUALITY MEDIUM
 AVERAGE MATURITY - TREASURY/AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS
Vanguard Total Stock Market Index Fund                       34.6%
Vanguard Total Bond Market Index Fund                        30.5
Vanguard Asset Allocation Fund                               25.0
Vanguard Total International Stock Index Fund                 9.9
--------------------------------------------------------------------------------
Total                                                       100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND ASSET ALLOCATION
  BONDS      38%
  STOCKS     62%
--------------------------------------------------------------------------------

*For underlying funds; annualized.

FUND PROFILE                                              AS OF OCTOBER 31, 2001
 FOR LIFESTRATEGY GROWTH FUND

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 12.

--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
 Yield                                               2.6%
 Expense Ratio                                         0%
 Average Weighted Expense Ratio*                    0.28%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS
  MARKET CAP    LARGE
  STYLE         BLEND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Volatility Measures
                      Fund        Wilshire 5000
--------------------------------------------------------------------------------
R-Squared             0.99            1.00
Beta                  0.75            1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS
 CREDIT QUALITY   TREASURY/AGENCY
 AVERAGE MATURITY  MEDIUM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS
Vanguard Total Stock Market Index Fund                             49.8%
Vanguard Asset Allocation Fund                                     25.1
Vanguard Total International Stock Index Fund                      15.0
Vanguard Total Bond Market Index Fund                              10.1
--------------------------------------------------------------------------------
Total                                                             100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND ASSET ALLOCATION
 BONDS     18%
 STOCKS    82%
--------------------------------------------------------------------------------



                                                             [PHOTO OF COMPUTER]
                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

*For underlying funds; annualized.

GLOSSARY OF INVESTMENT TERMS

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2001
 FOR LIFESTRATEGY INCOME FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

     Note that, except for the final table on the page, average annual returns are based on the fund's new fiscal year-end.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 30, 1994-OCTOBER 31, 2001

INITIAL INVESTMENT OF $10,000

            LIFESTRATEGY INCOME FUND    INCOME COMPOSITE AVERAGE*     INCOME COMPOSITE INDEX**    LEHMAN AGGREGATE BOND INDEX
-----------------------------------------------------------------------------------------------------------------------------
9/30/1994            10000                        10000                        10000                         10000
199410               10000                        10025                        10017                          9991
199501               10223                        10086                        10186                         10238
199504               10792                        10524                        10676                         10691
199507               11458                        11028                        11223                         11162
199510               11894                        11287                        11576                         11555
199601               12484                        11690                        12061                         11973
199604               12290                        11750                        12001                         11615
199607               12377                        11742                        12049                         11780
199610               13049                        12238                        12602                         12231
199701               13461                        12591                        12993                         12364
199704               13578                        12568                        13067                         12438
199707               14630                        13452                        14006                         13048
199710               14807                        13626                        14181                         13318
199801               15373                        13920                        14617                         13689
199804               15911                        14391                        15122                         13795
199807               16207                        14416                        15302                         14074
199810               16608                        14352                        15600                         14562
199901               17396                        15013                        16305                         14795
199904               17437                        15161                        16408                         14660
199907               17203                        15142                        16281                         14425
199910               17484                        15251                        16557                         14639
200001               17538                        15593                        16747                         14521
200004               18003                        15953                        17118                         14845
200007               18413                        16189                        17431                         15286
200010               18798                        16399                        17784                         15708
200101               19437                        16764                        18230                         16528
200104               19207                        16554                        18085                         16683
200107               19670                        16702                        18387                         17226
200110               19709                        16515                        18464                         17995
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURNS
                              PERIODS ENDED OCTOBER 31, 2001
                          -----------------------------------------
                                                                    FINAL VALUE
                               ONE       FIVE          SINCE       OF A $10,000
                              YEAR      YEARS      INCEPTION         INVESTMENT
--------------------------------------------------------------------------------
LIFESTRATEGY INCOME FUND     4.85%      8.60%        10.05%           $19,709
Income Composite Average*    0.71       6.18          7.34             16,515
Income Composite Index**     3.69       7.91          9.04             18,464
Lehman Aggregate Bond Index 14.56       8.03          8.65             17,995
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2001
--------------------------------------------------------------------------------
                     LIFESTRATEGY INCOME FUND          INCOME COMPOSITE INDEX**
--------------------------------------------------------------------------------
FISCAL             CAPITAL        INCOME      TOTAL                 TOTAL
YEAR                RETURN        RETURN     RETURN                RETURN
--------------------------------------------------------------------------------
1994                  0.0%          0.0%       0.0%                  0.4%
1995                 13.9           5.0       18.9                  15.6
1996                  4.2           5.5        9.7                   8.9
1997                  7.6           5.9       13.5                  12.5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     LIFESTRATEGY INCOME FUND          INCOME COMPOSITE INDEX**
--------------------------------------------------------------------------------
FISCAL             CAPITAL        INCOME      TOTAL                 TOTAL
YEAR                RETURN        RETURN     RETURN                RETURN
--------------------------------------------------------------------------------
1998                  6.8%          5.4%      12.2%                 10.0%
1999                   0.1          5.2        5.3                  6.1
2000                   1.7          5.8        7.5                  7.4
2001                  -0.7          5.5        4.8                  3.7
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2001
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                               ONE     FIVE       SINCE INCEPTION
                            INCEPTION DATE    YEAR    YEARS    CAPITAL    INCOME   TOTAL
----------------------------------------------------------------------------------------
LIFESTRATEGY INCOME FUND       9/30/1994     3.14%    8.70%      4.41%     5.46%   9.87%
----------------------------------------------------------------------------------------

*A composite fund average weighted 60% average fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.
**60% Lehman Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Salomon Smith Barney 3-Month Treasury Index.
Note: See Financial Highlights table on page 28 for dividend and capital gains information for the past five years.

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2001
 FOR LIFESTRATEGY CONSERVATIVE GROWTH FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

     Note that, except for the final table on the page, average annual returns are based on the fund's new fiscal year-end.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 30, 1994-OCTOBER 31, 2001

INITIAL INVESTMENT OF $10,000

          LIFESTRATEGY CONSERVATIVE        CONSERVATIVE GROWTH        CONSERVATIVE GROWTH      LEHMAM AGGREGATE      WILSHIRE 5000
               GROWTH FUND                 COMPOSITE AVERAGE          COMPOSITE INDEX          BOND INDEX            INDEX
----------------------------------------------------------------------------------------------------------------------------------
9/30/1994            10000                        10000                        10000              10000               10000
199410               10060                        10057                        10120               9991               10163
199501               10182                        10007                        10198              10238               10138
199504               10831                        10525                        10791              10691               11088
199507               11566                        11171                        11445              11162               12316
199510               11948                        11388                        11764              11555               12781
199601               12649                        11869                        12367              11973               13903
199604               12671                        12146                        12513              11615               14654
199607               12626                        11996                        12434              11780               14125
199610               13400                        12609                        13110              12231               15568
199701               14019                        13130                        13696              12364               17291
199704               14133                        13031                        13772              12438               17239
199707               15611                        14325                        15144              13048               20793
199710               15599                        14398                        15163              13318               20486
199801               16260                        14694                        15710              13689               21665
199804               17231                        15554                        16636              13795               24695
199807               17436                        15428                        16741              14074               24335
199810               17634                        15121                        16838              14562               23516
199901               18920                        16173                        18047              14795               27574
199904               19201                        16464                        18386              14660               28923
199907               19025                        16594                        18305              14425               28800
199910               19402                        16766                        18682              14639               29553
200001               19748                        17526                        19161              14521               31498
200004               20286                        18065                        19588              14845               32339
200007               20557                        18237                        19763              15286               31922
200010               20816                        18424                        19998              15708               31949
200101               21142                        18577                        20147              16528               30390
200104               20547                        18040                        19619              16683               27769
200107               20719                        17960                        19657              17226               27120
200110               20139                        17243                        18992              17995               23780
--------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL TOTAL RETURNS
                                         PERIODS ENDED OCTOBER 31, 2001
                                         ---------------------------------------  FINAL VALUE
                                              ONE       FIVE         SINCE       OF A $10,000
                                             YEAR      YEARS     INCEPTION         INVESTMENT
---------------------------------------------------------------------------------------------
LIFESTRATEGY CONSERVATIVE GROWTH FUND       -3.25%     8.49%       10.39%           $20,139
Conservative Growth Composite Average*      -6.41      6.46         7.99             17,243
Conservative Growth Composite Index**       -4.64      7.78         9.48             18,992
Lehman Aggregate Bond Index                 14.56      8.03         8.65             17,995
Wilshire 5000 Index                        -25.57      8.84        13.01             23,780
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2001
--------------------------------------------------------------------------------
                   LIFESTRATEGY CONSERVATIVE              CONSERVATIVE
                   GROWTH FUND                                  GROWTH
                                                             COMPOSITE
                                                               INDEX**
--------------------------------------------------------------------------------
FISCAL       CAPITAL         INCOME        TOTAL               TOTAL
YEAR          RETURN         RETURN       RETURN              RETURN
--------------------------------------------------------------------------------
1994           0.6%            0.0%         0.6%                0.8%
1995          14.4             4.4         18.8                16.2
1996           7.2             4.9         12.1                11.4
1997          11.5             4.9         16.4                15.7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   LIFESTRATEGY CONSERVATIVE              CONSERVATIVE
                   GROWTH FUND                                  GROWTH
                                                             COMPOSITE
                                                               INDEX**
--------------------------------------------------------------------------------
FISCAL       CAPITAL         INCOME        TOTAL               TOTAL
YEAR          RETURN         RETURN       RETURN              RETURN
--------------------------------------------------------------------------------
1998          8.5%             4.5%        13.0%               11.0%
1999          5.5              4.5         10.0                11.0
2000          2.5              4.8          7.3                 7.0
2001         -7.6              4.3         -3.3                -4.6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2001
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

----------------------------------------------------------------------------------------------------
                                                             ONE    FIVE         SINCE INCEPTION
                                           INCEPTION DATE   YEAR   YEARS   CAPITAL   INCOME   TOTAL
----------------------------------------------------------------------------------------------------
LIFESTRATEGY CONSERVATIVE GROWTH FUND        9/30/1994    -5.46%   8.46%    5.57%     4.62%   10.19%
----------------------------------------------------------------------------------------------------

*A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.
**40% Lehman Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Salomon Smith Barney 3-Month Treasury Index, and 5% MSCI EAFE Index.
Note: See Financial Highlights table on page 29 for dividend and capital gains information for the past five years.

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2001
 FOR LIFESTRATEGY MODERATE GROWTH FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

     Note that, except for the final table on the page, average annual returns are based on the fund's new fiscal year-end.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 30, 1994-OCTOBER 31, 2001

INITIAL INVESTMENT OF $10,000

                 LIFESTRATEGY MODERATE       MODERATE GROWTH         MODERATE GROWTH       WILSHIRE 5000
                 GROWTH FUND                 COMPOSITE AVERAGE*      COMPOSITE INDEX**       INDEX
-------------------------------------------------------------------------------------------------------
9/30/1994            10000                        10000                        10000              10000
199410               10040                        10079                        10170              10163
199501               10081                         9919                        10175              10138
199504               10857                        10568                        10934              11088
199507               11736                        11410                        11765              12316
199510               12103                        11621                        12099              12781
199601               12946                        12238                        12892              13903
199604               13114                        12669                        13151              14654
199607               12942                        12364                        12936              14125
199610               13868                        13163                        13815              15568
199701               14684                        13880                        14618              17291
199704               14783                        13678                        14674              17239
199707               16803                        15534                        16661              20793
199710               16591                        15502                        16518              20486
199801               17382                        15844                        17252              21665
199804               18841                        17159                        18678              24695
199807               18956                        16861                        18720              24335
199810               18968                        16226                        18632              23516
199901               20850                        17777                        20495              27574
199904               21347                        18204                        21042              28923
199907               21168                        18421                        20905              28800
199910               21671                        18645                        21421              29553
200001               22300                        19865                        22188              31498
200004               22974                        20621                        22719              32339
200007               23101                        20727                        22778              31922
200010               23230                        20855                        22908              31949
200101               23255                        20846                        22832              30390
200104               22104                        19848                        21795              27769
200107               21998                        19549                        21615              27120
200110               20742                        18264                        20302              23780
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED OCTOBER 31, 2001
                                   --------------------------------- FINAL VALUE
                                       ONE      FIVE       SINCE    OF A $10,000
                                      YEAR     YEARS    INCEPTION     INVESTMENT
--------------------------------------------------------------------------------
LIFESTRATEGY MODERATE GROWTH FUND    -10.71%   8.38%      10.85%       $20,742
Moderate Growth Composite Average*   -12.42    6.77        8.87         18,264
Moderate Growth Composite Index**    -10.86    8.13       10.51         20,302
Wilshire 5000 Index                  -25.57    8.84       13.01         23,780
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2001
--------------------------------------------------------------------------------
                   LIFESTRATEGY MODERATE                 MODERATE
                   GROWTH FUND                             GROWTH
                                                        COMPOSITE
                                                          INDEX**
--------------------------------------------------------------------------------
FISCAL        CAPITAL       INCOME      TOTAL             TOTAL
YEAR           RETURN       RETURN     RETURN            RETURN
--------------------------------------------------------------------------------
1994            0.4%         0.0%       0.4%               1.1%
1995           17.5          3.1       20.6               19.0
1996           10.9          3.7       14.6               14.2
1997           15.7          3.9       19.6               19.6
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                   LIFESTRATEGY MODERATE                 MODERATE
                   GROWTH FUND                             GROWTH
                                                        COMPOSITE
                                                          INDEX**
--------------------------------------------------------------------------------
FISCAL       CAPITAL      INCOME     TOTAL                TOTAL
YEAR          RETURN      RETURN    RETURN               RETURN
--------------------------------------------------------------------------------
1998           10.8%        3.5%     14.3%                12.8%
1999           10.7         3.6      14.3                 15.0
2000            3.8         3.4       7.2                  6.9
2001          -13.7         3.0     -10.7                -10.9
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2001
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

                                                          ONE    FIVE          SINCE INCEPTION
                                       INCEPTION DATE     YEAR   YEARS   CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------------------------
LIFESTRATEGY MODERATE GROWTH FUND         9/30/1994     -13.47%   8.25%   7.15%     3.44%   10.59%
--------------------------------------------------------------------------------------------------

*A composite fund average weighted 50% average general equity fund, 40% average fixed income fund, and 10% average international fund. Derived from data provided by Lipper Inc.
**50% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE Index.
Note: See Financial Highlights table on page 30 for dividend and capital gains information for the past five years.

PERFORMANCE SUMMARY                                       AS OF OCTOBER 31, 2001
 FOR LIFESTRATEGY GROWTH FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

     Note that, except for the final table on the page, average annual returns are based on the fund's new fiscal year-end.

--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE SEPTEMBER 30, 1994-OCTOBER 31, 2001

INITIAL INVESTMENT OF $10,000

-----------------------------------------------------------------------------------------------------------
              LIFESTRATEGY GROWTH      GROWTH COMPOSITE             GROWTH COMPOSITE          WILSHIRE 5000
              FUND                     AVERAGE*                     INDEX**                   INDEX
-----------------------------------------------------------------------------------------------------------
9/30/1994      10000                   10000                        10000                     10000
199410         10168                   10111                        10272                     10163
199501         10121                    9840                        10182                     10138
199504         10976                   10566                        11046                     11088
199507         11925                   11552                        11990                     12316
199510         12230                   11719                        12284                     12781
199601         13182                   12419                        13209                     13903
199604         13590                   13086                        13698                     14654
199607         13273                   12617                        13333                     14125
199610         14316                   13544                        14352                     15568
199701         15369                   14455                        15388                     17291
199704         15456                   14161                        15440                     17239
199707         18001                   16507                        17975                     20793
199710         17540                   16338                        17614                     20486
199801         18456                   16683                        18490                     21665
199804         20467                   18489                        20481                     24695
199807         20455                   17987                        20413                     24335
199810         20134                   16992                        19984                     23516
199901         22671                   19026                        22535                     27574
199904         23506                   19633                        23407                     28923
199907         23391                   20045                        23331                     28800
199910         24032                   20350                        23987                     29553
200001         25088                   22146                        25185                     31498
200004         25843                   23150                        25785                     32339
200007         25756                   23143                        25612                     31922
200010         25670                   23211                        25533                     31949
200101         25238                   22868                        24989                     30390
200104         23516                   21375                        23374                     27769
200107         23024                   20771                        22841                     27120
200110         20996                   18818                        20608                     23780
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS
                            PERIODS ENDED OCTOBER 31, 2001
                         --------------------------------------------FINAL VALUE
                               ONE        FIVE       SINCE          OF A $10,000
                              YEAR       YEARS   INCEPTION           INVESTMENT
--------------------------------------------------------------------------------
LIFESTRATEGY GROWTH FUND     -18.21%     7.96%     11.04%            $20,996
Growth Composite Average*    -18.93      6.80       9.33              18,818
Growth Composite Index**     -18.35      7.75      10.74              20,608
Wilshire 5000 Index          -25.57      8.84      13.01              23,780
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%) SEPTEMBER 30, 1994-OCTOBER 31, 2001
--------------------------------------------------------------------------------
               LIFESTRATEGY GROWTH FUND         GROWTH COMPOSITE INDEX**
FISCAL    CAPITAL    INCOME      TOTAL               TOTAL
YEAR       RETURN    RETURN     RETURN              RETURN
--------------------------------------------------------------------------------
1994       1.7%        0.0%       1.7%                1.5%
1995      17.5         2.8       20.3                19.6
1996      14.2         2.9       17.1                16.8
1997      19.5         3.0       22.5                22.7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               LIFESTRATEGY GROWTH FUND         GROWTH COMPOSITE INDEX**
FISCAL    CAPITAL    INCOME      TOTAL               TOTAL
YEAR       RETURN    RETURN     RETURN              RETURN
--------------------------------------------------------------------------------
1998       12.2%       2.6%      14.8%               13.5%
1999       16.6        2.8       19.4                20.0
2000        4.3        2.5        6.8                 6.4
2001      -20.1        1.9      -18.2               -18.4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2001
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal year. Securities and Exchange Commission rules require that we provide this information.

---------------------------------------------------------------------------------------------
                                                 ONE     FIVE                SINCE INCEPTION
                            INCEPTION DATE      YEAR    YEARS    CAPITAL      INCOME    TOTAL
---------------------------------------------------------------------------------------------
LIFESTRATEGY GROWTH FUND      9/30/1994       -21.35%    7.71%      8.17%      2.59%   10.76%
---------------------------------------------------------------------------------------------

*A composite fund average weighted 65% average general equity fund, 20% average fixed income fund, and 15% average international fund. Derived from data provided by Lipper Inc.
**65% Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 15% MSCI EAFE Index.
Note: See Financial Highlights table on page 31 for dividend and capital gains information for the past five years.

YOUR FUND'S AFTER-TAX RETURNS
These tables present returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                      PERIODS ENDED OCTOBER 31, 2001
                                      ------------------------------------------
                                              ONE YEAR    FIVE YEARS      SINCE
                                                                      INCEPTION*
--------------------------------------------------------------------------------
LIFESTRATEGY INCOME FUND
  Returns Before Taxes                          4.85%       8.60%       10.05%
  Returns After Taxes on Distributions          2.61        6.03         7.60
  Returns After Taxes on Distributions
   and Sale of Fund Shares                      2.92        5.68         7.02
--------------------------------------------------------------------------------
LIFESTRATEGY CONSERVATIVE GROWTH FUND
  Returns Before Taxes                         -3.25%       8.49%       10.39%
  Returns After Taxes on Distributions         -5.12        6.25         8.22
  Returns After Taxes on Distributions
   and Sale of Fund Shares                     -1.89        5.83         7.51
--------------------------------------------------------------------------------
LIFESTRATEGY MODERATE GROWTH FUND
  Returns Before Taxes                        -10.71%       8.38%       10.85%
  Returns After Taxes on Distributions        -12.03        6.59         9.14
  Returns After Taxes on Distributions
   and Sale of Fund Shares                     -6.41        6.01         8.21
--------------------------------------------------------------------------------
LIFESTRATEGY GROWTH FUND
  Returns Before Taxes                        -18.21%       7.96%       11.04%
  Returns After Taxes on Distributions        -19.08        6.54         9.64
  Returns After Taxes on Distributions
   and Sale of Fund Shares                    -10.95        5.89         8.58
--------------------------------------------------------------------------------
*September 30, 1994.

FINANCIAL STATEMENTS
 OCTOBER 31, 2001

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
LIFESTRATEGY INCOME FUND                                SHARES            (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.7%)
--------------------------------------------------------------------------------
STOCK FUND (5.1%)
Vanguard Total Stock Market Index Fund
 Investor Shares                                     1,714,330          40,424

BALANCED FUND (24.9%)
Vanguard Asset Allocation Fund
 Investor Shares                                     9,341,803         196,738

BOND FUND (50.0%)
Vanguard Total Bond Market Index Fund
 Investor Shares                                    37,846,708         395,498

SHORT-TERM BOND FUND (19.7%)
Vanguard Short-Term Corporate Fund
 Investor Shares                                    14,127,299         155,400
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $765,858)                                                       788,060
--------------------------------------------------------------------------------
                                                                           FACE
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S.
Government Obligations in a
Pooled Cash Account
2.60%, 11/1/2001
(Cost $2,493)                                           $2,493           2,493
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $768,351)                                                       790,553
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                                          (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
Other Assets                                                             4,240
Liabilities                                                             (4,481)
                                                              ------------------
                                                                          (241)
                                                              ------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
================================================================================
Applicable to 60,916,336 outstanding
$.001 par value shares
of beneficial interest
(unlimited authorization)                                             $790,312
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $12.97
================================================================================
*See Note A in Notes to Financial Statements.


--------------------------------------------------------------------------------
AT OCTOBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                        AMOUNT             PER
                                                         (000)           SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                      $ 764,924          $12.55
Undistributed Net Investment Income                      4,058             .07
Accumulated Net Realized Losses--Note C                   (872)           (.01)
Unrealized Appreciation---Note D                        22,202             .36
NET ASSETS                                            $790,312          $12.97
================================================================================

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
LIFESTRATEGY CONSERVATIVE GROWTH FUND                   SHARES            (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (24.9%)
Vanguard Total Stock Market Index Fund
 Investor Shares                                    16,485,711         388,733
Vanguard Total International Stock
 Index Fund                                         10,867,999          97,812
                                                              ------------------
                                                                      486,545
                                                              ------------------
BALANCED FUND (25.0%)
Vanguard Asset Allocation Fund
 Investor Shares                                    23,168,624         487,931

BOND FUND (30.2%)
Vanguard Total Bond Market Index Fund
 Investor Shares                                    56,487,157         590,291

SHORT-TERM BOND FUND (19.7%)
Vanguard Short-Term Corporate Fund
 Investor Shares                                    35,100,246         386,103
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $1,880,153)                                                   1,950,870
--------------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S.
Government Obligations
in a Pooled Cash Account
2.60%, 11/1/2001
 (Cost $2,885)                                          $2,885           2,885
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $1,883,038)                                                   1,953,755
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
Other Assets                                                            16,789
Liabilities                                                            (16,352)
                                                              ------------------
                                                                           437
                                                              ------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 140,798,458 outstanding
$.001 par value shares of
beneficial interest
(unlimited authorization)                                           $1,954,192
================================================================================
NET ASSET VALUE PER SHARE                                               $13.88
================================================================================
*See Note A in Notes to Financial Statements.


--------------------------------------------------------------------------------
AT OCTOBER 31, 2001, NET ASSETS CONSISTED OF:

                                                        AMOUNT             PER
                                                         (000)           SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                    $ 1,883,410          $13.38
Undistributed Net Investment Income                      7,261             .05
Accumulated Net Realized Losses--Note C                 (7,196)           (.05)
Unrealized Appreciation---Note D                        70,717             .50
--------------------------------------------------------------------------------
NET ASSETS                                          $1,954,192          $13.88
================================================================================

--------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
LIFESTRATEGY MODERATE GROWTH FUND                       SHARES           (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)
--------------------------------------------------------------------------------
STOCK FUNDS (44.6%)
Vanguard Total Stock Market Index
 Fund Investor Shares                               59,909,648      $1,412,670
Vanguard Total International
 Stock Index Fund                                   44,892,849         404,036
                                                              ------------------
                                                                     1,816,706
                                                              ------------------
BALANCED FUND (25.0%)
Vanguard Asset Allocation Fund
 Investor Shares                                    48,395,004       1,019,199
                                                              ------------------
BOND FUND (30.4%)
Vanguard Total Bond Market Index Fund
 Investor Shares                                   118,791,309       1,241,369
                                                              ------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $4,072,201)                                                   4,077,274
--------------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S.
Government Obligations
in a Pooled Cash Account
2.60%, 11/1/2001
 (Cost $1,082)                                          $1,082           1,082
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $4,073,283)                                                   4,078,356
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
Other Assets                                                            45,175
Liabilities                                                            (46,684)
                                                              ------------------
                                                                        (1,509)
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 262,701,425 outstanding
$.001 par value shares of
beneficial interest
(unlimited authorization)                                           $4,076,847
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $15.52
================================================================================
*See Note A in Notes to Financial Statements.


--------------------------------------------------------------------------------
AT OCTOBER 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                        AMOUNT             PER
                                                         (000)           SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                    $ 4,051,980          $15.42
Undistributed Net Investment Income                     33,899             .13
Accumulated Net Realized Losses--Note C                (14,105)           (.05)
Unrealized Appreciation---Note D                         5,073             .02
--------------------------------------------------------------------------------
NET ASSETS                                          $4,076,847          $15.52
================================================================================

--------------------------------------------------------------------------------
                                                                        MARKET
                                                                        VALUE*
LIFESTRATEGY GROWTH FUND                                SHARES           (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)
--------------------------------------------------------------------------------
STOCK FUNDS (64.8%)
Vanguard Total Stock Market Index
 Fund Investor Shares                               74,162,920       1,748,762
Vanguard Total International
 Stock Index Fund                                   58,378,901         525,410
                                                              ------------------
                                                                     2,274,172
                                                              ------------------
BALANCED FUND (25.1%)
Vanguard Asset Allocation Fund Investor Shares      41,805,122         880,416
                                                              ------------------
BOND FUND (10.1%)
Vanguard Total Bond Market Index
 Fund Investor Shares                               34,012,376         355,429
                                                              ------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
 (Cost $3,655,255)                                                   3,510,017
--------------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S.
Government Obligations
in a Pooled Cash Account
2.60%, 11/1/2001
(Cost $2,026)                                           $2,026           2,026
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $3,657,281)                                                   3,512,043
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
Other Assets                                                            40,939
Liabilities                                                            (41,322)
                                                              ------------------
                                                                         (383)
                                                              ------------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 212,075,586 outstanding
$.001 par value shares of
beneficial interest
(unlimited authorization)                                          $3,511,660
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE $16.56
================================================================================
*See Note A in Notes to Financial Statements.


--------------------------------------------------------------------------------
AT OCTOBER 31, 2001, NET ASSETS CONSISTED OF:

                                                        AMOUNT            PER
                                                         (000)          SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                    $ 3,646,418          $17.19
Undistributed Net Investment Income                     14,053             .07
Accumulated Net Realized Losses--Note C                 (3,573)           (.02)
Unrealized Depreciation---Note D                      (145,238)           (.68)
--------------------------------------------------------------------------------
NET ASSETS                                          $3,511,660          $16.56
================================================================================

STATEMENT OF OPERATIONS
This Statement shows each fund's Income Distributions Received from the other Vanguard funds in which it invests and any other income earned during the two most recent reporting periods. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the periods.

---------------------------------------------------------------------------------------------------------------------
                                               LIFESTRATEGY                               LIFESTRATEGY
                                                INCOME FUND                           CONSERVATIVE GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
                                        JAN. 1 TO       YEAR ENDED                 JAN. 1 TO         YEAR ENDED
                                    OCT. 31, 2001    DEC. 31, 2000             OCT. 31, 2001      DEC. 31, 2000
                                            (000)            (000)                     (000)              (000)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
Income Distributions Received            $ 28,751         $ 32,545                  $ 60,241           $ 82,875
Interest 100 87 156 250
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B              28,851           32,632                    60,397             83,125
---------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Capital Gain Distributions Received           --            1,878                        --              7,182
 Investment Securities Sold                  (314)          (1,433)                   (7,510)             5,868
---------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                     (314)             445                    (7,510)            13,050
---------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENT SECURITIES   (3,417)           9,902                  (101,649)           (41,974)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $25,120          $42,979                 $ (48,762)          $ 54,201
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                               LIFESTRATEGY                               LIFESTRATEGY
                                       MODERATE GROWTH FUND                                GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
                                        JAN. 1 TO       YEAR ENDED                 JAN. 1 TO         YEAR ENDED
                                    OCT. 31, 2001    DEC. 31, 2000             OCT. 31, 2001      DEC. 31, 2000
                                            (000)            (000)                     (000)              (000)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
Income Distributions Received            $ 89,956         $130,964                  $ 45,228           $ 86,810
Interest 207 248 186 327
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B              90,163          131,212                    45,414             87,137
---------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Capital Gain Distributions Received           --           17,169                        --             19,225
 Investment Securities Sold               (10,688)             572                    (1,708)            (1,741)
---------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                  (10,688)          17,741                    (1,708)            17,484
---------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENT SECURITIES (412,559)        (183,697)                 (590,736)          (298,870)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $(333,084)        $(34,744)                $(547,030)         $(194,249)
---------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the three most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.


--------------------------------------------------------------------------------
                                                       LIFESTRATEGY INCOME FUND
--------------------------------------------------------------------------------
                                         JAN. 1 TO      YEAR ENDED DECEMBER 31,
                                     OCT. 31, 2001         2000        1999
                                             (000)        (000)       (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income                     $ 28,851     $ 32,632    $ 28,810
Realized Net Gain (Loss)                      (314)         445       6,449
Change in Unrealized Appreciation
  (Depreciation)                            (3,417)       9,902     (20,810)
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                  25,120       42,979      14,449
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                     (24,900)     (32,477)    (28,895)
 Realized Capital Gain                      (1,052)      (3,248)     (2,987)
--------------------------------------------------------------------------------
  Total Distributions                      (25,952)     (35,725)    (31,882)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
Issued                                     269,813      200,923     289,918
Issued in Lieu of Cash Distributions        23,333       31,446      27,894
--------------------------------------------------------------------------------
Redeemed                                  (133,851)    (163,152)   (193,898)
--------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
  Share Transactions                       159,295       69,217     123,914
--------------------------------------------------------------------------------
Total Increase (Decrease)                  158,463       76,471     106,481
--------------------------------------------------------------------------------
Net Assets
Beginning of Period                        631,849      555,378     448,897
--------------------------------------------------------------------------------
End of Period                             $790,312     $631,849    $555,378
================================================================================
1Shares Issued (Redeemed)
Issued 20,835 15,465 22,022
Issued in Lieu of Cash Distributions         1,837        2,429       2,169
--------------------------------------------------------------------------------
Redeemed                                   (10,336)     (12,634)    (14,818)
--------------------------------------------------------------------------------
Net Increase (Decrease) in
 Shares Outstanding                         12,336        5,260       9,373
================================================================================

--------------------------------------------------------------------------------
                     LIFESTRATEGY CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------
                                         JAN. 1 TO      YEAR ENDED DECEMBER 31,
                                     OCT. 31, 2001         2000        1999
                                             (000)        (000)       (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                     $ 60,397     $ 83,125    $ 69,379
   Realized Net Gain (Loss)                 (7,510)      13,050      23,939
--------------------------------------------------------------------------------
Change in Unrealized Appreciation
  (Depreciation)                          (101,649)     (41,974)     30,650
--------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets
   Resulting from Operations               (48,762)      54,201     123,968
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                      (53,116)     (82,893)    (69,029)
Realized Capital Gain                       (5,276)     (18,906)    (12,422)
--------------------------------------------------------------------------------
  Total Distributions                      (58,392)    (101,799)    (81,451)
--------------------------------------------------------------------------------
Capital Share Transactions1
Issued                                     545,261      540,522     622,417
Issued in Lieu of Cash Distributions        55,575       95,018      77,054
--------------------------------------------------------------------------------
Redeemed                                  (436,712)    (438,467)   (409,950)
Net Increase (Decrease) from
  Capital Share Transactions               164,124      197,073     289,521
--------------------------------------------------------------------------------
Total Increase (Decrease)                   56,970      149,475     332,038
--------------------------------------------------------------------------------
Net Assets
Beginning of Period                      1,897,222    1,747,747   1,415,709
--------------------------------------------------------------------------------
End of Period                           $1,954,192   $1,897,222  $1,747,747
================================================================================
1Shares Issued (Redeemed)
Issued                                      38,346       35,940      41,835
Issued in Lieu of Cash Distributions         4,025        6,333       5,195
--------------------------------------------------------------------------------
Redeemed                                   (30,574)     (29,028)    (27,487)
 Net Increase (Decrease) in
  Shares Outstanding                        11,797       13,245      19,543
================================================================================

--------------------------------------------------------------------------------
                       LIFESTRATEGY MODERATE GROWTH FUND
--------------------------------------------------------------------------------
                                         JAN. 1 TO      YEAR ENDED DECEMBER 31,
                                     OCT. 31, 2001         2000        1999
                                             (000)        (000)       (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                     $ 90,163    $ 131,212    $ 95,574
Realized Net Gain (Loss)                   (10,688)      17,741      44,710
--------------------------------------------------------------------------------
Change in Unrealized Appreciation
 (Depreciation)                           (412,559)    (183,697)    195,611
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations              (333,084)     (34,744)    335,895
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                      (56,118)    (131,009)    (95,504)
Realized Capital Gain                      (13,707)     (27,713)    (24,016)
--------------------------------------------------------------------------------
  Total Distributions                      (69,825)    (158,722)   (119,520)
--------------------------------------------------------------------------------
Capital Share Transactions1
Issued                                   1,569,840    1,447,861   1,442,247
Issued in Lieu of Cash Distributions        67,463      150,302     110,050
--------------------------------------------------------------------------------
Redeemed                                (1,068,124)    (934,837)   (529,899)
 Net Increase (Decrease) from
 Capital Share Transactions                569,179      663,326   1,022,398
--------------------------------------------------------------------------------
Total Increase (Decrease)                  166,270      469,860   1,238,773
--------------------------------------------------------------------------------
Net Assets
Beginning of Period                      3,910,577    3,440,717   2,201,944
--------------------------------------------------------------------------------
End of Period                           $4,076,847   $3,910,577  $3,440,717
================================================================================
1Shares Issued (Redeemed)
Issued                                      98,085       80,588      82,824
Issued in Lieu of Cash Distributions         4,128        8,493       6,202
--------------------------------------------------------------------------------
Redeemed                                   (66,260)     (51,629)    (30,350)
--------------------------------------------------------------------------------
 Net Increase (Decrease) in
 Shares Outstanding                         35,953       37,452      58,676
================================================================================

--------------------------------------------------------------------------------
                            LIFESTRATEGY GROWTH FUND
--------------------------------------------------------------------------------
                                         JAN. 1 TO      YEAR ENDED DECEMBER 31,
                                     OCT. 31, 2001         2000        1999
                                             (000)        (000)       (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                     $ 45,414     $ 87,137    $ 61,436
Realized Net Gain (Loss)                    (1,708)      17,484      43,186
--------------------------------------------------------------------------------
Change in Unrealized Appreciation
  (Depreciation)                          (590,736)    (298,870)    319,106
--------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets
  Resulting from Operations               (547,030)    (194,249)    423,728
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                      (31,075)     (86,749)    (61,628)
Realized Capital Gain                      (11,480)     (27,769)    (23,053)
--------------------------------------------------------------------------------
 Total Distributions                       (42,555)    (114,518)    (84,681)
--------------------------------------------------------------------------------
Capital Share Transactions1
Issued                                     923,965    1,482,509   1,224,603
Issued in Lieu of Cash Distributions        41,981      112,850      82,841
--------------------------------------------------------------------------------
Redeemed                                  (603,096)    (725,228)   (393,582)
--------------------------------------------------------------------------------
 Net Increase (Decrease) from
   Capital Share Transactions              362,850      870,131     913,862
--------------------------------------------------------------------------------
Total Increase (Decrease)                 (226,735)     561,364   1,252,909
--------------------------------------------------------------------------------
Net Assets
Beginning of Period                      3,738,395    3,177,031   1,924,122
--------------------------------------------------------------------------------
End of Period                           $3,511,660   $3,738,395  $3,177,031
================================================================================
1Shares Issued (Redeemed)
Issued                                      52,500       71,298      61,878
Issued in Lieu of Cash Distributions         2,331        5,506       3,988
--------------------------------------------------------------------------------
Redeemed                                   (33,563)     (34,368)    (19,873)
--------------------------------------------------------------------------------
 Net Increase (Decrease) in
  Shares Outstanding                        21,268       42,436      45,993
================================================================================

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gains distributions representing the "pass-through" of capital gains distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

----------------------------------------------------------------------------------------------------
                                                                 LIFESTRATEGY INCOME FUND
FOR A SHARE OUTSTANDING                  JAN. 1 TO                YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD               OCT. 31, 2001      2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $13.01    $12.82    $13.22    $12.43    $11.55    $11.54
----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .52       .74       .69       .63       .63       .64
 Capital Gain Distributions Received            --       .04       .14       .20       .15       .19
 Net Realized and Unrealized Gain (Loss)
  on Investments                              (.09)      .23      (.47)      .78       .83       .03
----------------------------------------------------------------------------------------------------
  Total from Investment Operations             .43      1.01       .36      1.61      1.61       .86
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income         (.45)     (.74)     (.69)     (.63)     (.63)    (.64)
 Distributions from Realized Capital Gains    (.02)     (.08)     (.07)     (.19)     (.10)    (.21)
----------------------------------------------------------------------------------------------------
    Total Distributions                       (.47)     (.82)     (.76)     (.82)     (.73)    (.85)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $12.97    $13.01    $12.82    $13.22    $12.43   $11.55
====================================================================================================
Total Return                                 3.42%     8.06%     2.82%    13.17%    14.23%     7.65%
====================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (Millions)          $790      $632      $555      $449      $244      $151
Ratio of Expenses to
  Average Net Assets--Note B                    0%        0%        0%        0%        0%        0%
Ratio of Net Investment Income to
 Average Net Assets                         4.87%*     5.84%     5.37%     5.24%     5.54%     5.66%
Portfolio Turnover Rate                         4%       17%       11%        3%        6%       22%
====================================================================================================

*Annualized.

----------------------------------------------------------------------------------------------------
                                                               LIFESTRATEGY CONSERVATIVE GROWTH FUND
FOR A SHARE OUTSTANDING                  JAN. 1 TO                     YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD               OCT. 31, 2001      2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $14.71    $15.10    $14.71    $13.40    $12.14    $11.68
----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                          .45       .70       .64       .58       .56       .53
Capital Gain Distributions Received             --       .06       .18       .20       .18       .20
Net Realized and Unrealized Gain (Loss)
 on Investments                               (.84)     (.29)      .31      1.32      1.27       .46
----------------------------------------------------------------------------------------------------
 Total from Investment Operations             (.39)     .47       1.13      2.10      2.01      1.19
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income        (.40)     (.70)     (.63)     (.59)     (.56)    (.53)
  Distributions from Realized Capital Gains   (.04)     (.16)     (.11)     (.20)     (.19)    (.20)
----------------------------------------------------------------------------------------------------
   Total Distributions                        (.44)     (.86)     (.74)     (.79)     (.75)    (.73)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $13.88    $14.71    $15.10    $14.71    $13.40    $12.14
====================================================================================================
Total Return                                -2.61%     3.12%     7.86%    15.88%    16.81%    10.36%
====================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (Millions)        $1,954    $1,897    $1,748    $1,416      $803      $462
Ratio of Expenses to
  Average Net Assets--Note B                    0%        0%        0%        0%        0%        0%
Ratio of Net Investment Income to
  Average Net Assets                        3.78%*     4.73%     4.34%     4.32%     4.61%     4.86%
Portfolio Turnover Rate                        14%        9%        5%        3%        1%        2%
====================================================================================================

*Annualized.

----------------------------------------------------------------------------------------------------
                                                                   LIFESTRATEGY MODERATE GROWTH FUND
FOR A SHARE OUTSTANDING                  JAN. 1 TO                     YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD               OCT. 31, 2001      2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $17.25    $18.18    $16.86    $14.81    $12.97    $12.11
----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                          .35       .64       .55      .510      .490       .44
Capital Gain Distributions Received             --       .08       .24      .241      .236       .22
Net Realized and Unrealized Gain (Loss)
  on Investments                             (1.80)     (.87)     1.21     2.054     1.819       .87
----------------------------------------------------------------------------------------------------
 Total from Investment Operations            (1.45)     (.15)     2.00     2.805     2.545      1.53
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income       (.22)     (.64)     (.55)    (.510)    (.490)     (.44)
   Distributions from Realized Capital Gains  (.06)     (.14)     (.13)    (.245)    (.215)     (.23)
----------------------------------------------------------------------------------------------------
   Total Distributions                        (.28)     (.78)     (.68)    (.755)    (.705)     (.67)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $15.52    $17.25    $18.18    $16.86    $14.81    $12.97
====================================================================================================
Total Return          -8.48%    -0.88%    12.01%     19.03%     19.77%    12.71%
====================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (Millions)        $4,077    $3,911    $3,441    $2,202    $1,358      $826
Ratio of Expenses to
  Average Net Assets--Note B                    0%        0%        0%        0%        0%        0%
Ratio of Net Investment Income to
  Average Net Assets                        2.69%*     3.59%     3.47%     3.43%     3.72%     3.98%
Portfolio Turnover Rate                        16%       12%        3%        5%        2%        3%
====================================================================================================

*Annualized.

----------------------------------------------------------------------------------------------------
                                                                            LIFESTRATEGY GROWTH FUND
FOR A SHARE OUTSTANDING                  JAN. 1 TO                           YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD               OCT. 31, 2001      2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $19.59    $21.41    $18.79    $16.04    $13.68    $12.36
----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                          .23       .51       .45      .410       .39       .34
Capital Gain Distributions Received             --       .10       .29      .264       .28       .24
Net Realized and Unrealized Gain (Loss)
  on Investments                             (3.04)    (1.75)     2.49     2.751      2.36      1.32
----------------------------------------------------------------------------------------------------
  Total from Investment Operations           (2.81)   (1.14)      3.23     3.425      3.03      1.90
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income        (.16)     (.51)     (.45)    (.410)     (.38)     (.35)
  Distributions from Realized Capital Gains   (.06)     (.17)     (.16)    (.265)     (.29)     (.23)
----------------------------------------------------------------------------------------------------
  Total Distributions                         (.22)     (.68)     (.61)    (.675)     (.67)     (.58)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $16.56    $19.59    $21.41    $18.79    $16.04    $13.68
====================================================================================================
Total Return                               -14.43%    -5.44%    17.32%    21.40%    22.26%    15.41%
====================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (Millions)        $3,512    $3,738    $3,177    $1,924    $1,184      $629
Ratio of Expenses to
  Average Net Assets--Note B                    0%        0%        0%        0%        0%        0%
Ratio of Net Investment Income to
  Average Net Assets                        1.53%*     2.49%     2.50%     2.53%     2.84%     3.18%
Portfolio Turnover Rate                         7%        6%        1%        2%        1%        0%
====================================================================================================

*Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard LifeStrategy Funds comprise the LifeStrategy Income Fund, LifeStrategy Conservative Growth Fund, LifeStrategy Moderate Growth Fund, and LifeStrategy Growth Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves. Effective in 2001, each fund's fiscal year-end changed from December 31 to October 31.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. Valuation: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

2. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Repurchase Agreements: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the period ended October 31, 2001, were reimbursed by Vanguard. The funds' trustees and officers are also directors and officers of Vanguard and the funds in which the funds invest.

C. During the period ended October 31, 2001, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                          (000)
--------------------------------------------------------------------------------
LIFESTRATEGY FUND                             PURCHASES           SALES
--------------------------------------------------------------------------------
Income                                        $ 186,585        $ 25,049
Conservative Growth                             430,988         265,153
Moderate Growth                               1,268,546         627,879
Growth                                          624,714         237,628
--------------------------------------------------------------------------------

     At October 31, 2001, the funds had available the following capital loss carryforwards to offset future net capital gains:

--------------------------------------------------------------------------------
                                  CAPITAL LOSS
--------------------------------------------------------------------------------
                                                                 EXPIRATION:
                               AMOUNT ENDING                    FISCAL YEAR
LIFESTRATEGY FUND                 (000)                          OCTOBER 31,
--------------------------------------------------------------------------------
Income                           $ 699                             2009
Conservative Growth              7,510                             2009
Moderate Growth                 12,437                             2009
Growth                           2,289                             2009
--------------------------------------------------------------------------------

D. At October 31, 2001, net unrealized appreciation (depreciation) of investment securities for financial reporting and federal income tax purposes was:

                                             (000)
--------------------------------------------------------------------------------
                                                                            NET
                                                                     UNREALIZED
                         APPRECIATED          DEPRECIATED          APPRECIATION
LIFESTRATEGY FUND         SECURITIES           SECURITIES        (DEPRECIATION)
--------------------------------------------------------------------------------
Income                     $ 22,335              $ (133)             $ 22,202
Conservative Growth          86,019             (15,302)               70,717
Moderate Growth             102,247             (97,174)                5,073
Growth                       21,190            (166,428)             (145,238)
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF VANGUARD LIFESTRATEGY FUNDS:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (separate portfolios of Vanguard LifeStrategy Funds, hereafter referred to as the "Funds") at October 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

November 30, 2001


--------------------------------------------------------------------------------
SPECIAL 2001 TAX INFORMATION
 (UNAUDITED) FOR VANGUARD LIFESTRATEGY FUNDS
This information for the fiscal period ended October 31, 2001, is included pursuant to provisions of the Internal Revenue Code.

     The Income, Conservative Growth, Moderate Growth, and Growth Funds distributed $789,000, $5,591,000, $11,423,000, and $11,479,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal period, all of which is designated as a 20% rate gain distribution.

     For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

LIFESTRATEGY FUND PERCENTAGE
  Income                 2.5%
  Conservative Growth    6.9
  Moderate Growth       15.2
  Growth                35.1
--------------------------------------------------------------------------------

ADVANTAGES OF VANGUARD.COM
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the amount of mail you receive from us.  Simply choose to view your fund reports
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HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
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ECONOMIC WEEK IN REVIEW,  a recap of each week's key economic reports and market
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These technologies  provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
 (California, Florida, Massachusetts,
  New Jersey, New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds
 (California, New Jersey, New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.
--------------------------------------------------------------------------------
TRUSTEES
JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS (2001) Senior Adviser to Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, BKF Capital, The Jeffrey Co., and NeuVis, Inc.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of Goodrich Corp.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm and Haas Co.; Director of AmerisourceBergen Corp., Cummins Inc., and The Mead Corp.; Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
OTHER FUND OFFICERS
R. GREGORY BARTON, Secretary; Managing Director- Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.
--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS
JAMES H. GATELY, Direct Investor Services.
KATHLEEN C. GUBANICH, Human Resources.
IAN A. MACKINNON, Fixed Income Group.
F. WILLIAM MCNABB, III, Institutional Investor Group.
MICHAEL S. MILLER, Planning and Development.
RALPH K. PACKARD, Chief Financial Officer.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
                                 JOHN C. BOGLE
               Founder; Chairman and Chief Executive, 1974-1996.

                                                                    [SHIP COVER]
                                                           THE VANGUARD GROUP(R)
                                                            POST OFFICE BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

ABOUT OUR COVER
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                                                (C)2001 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.

                                                                     Q880 122001